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                      [LOGO] VALUE LINE, INC.

                        220 East 42nd Street
                    New York, New York 10017-5891
               Phone: (212) 907-1500 / Fax: (212) 818-9747





                                                May 3, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                 Re:  Value Line Income and Growth Fund, Inc.
                      File #2-11153; 811-612
                      Rule 497(j)
                      -------------------------------------------

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

                                                 Very truly yours,

                                                 /s/ Peter D. Lowenstein

                                                  Peter D. Lowenstein



PDL:psp